Variable Interest Entities (Details) (USD $) In Thousands, unless otherwise specified				9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 EmCare	Dec. 31, 2012 EmCare	Sep. 30, 2013 HCA-EmCare JV	Dec. 31, 2012 HCA-EmCare JV	Dec. 31, 2011 HCA-EmCare JV
Variable Interest Entities
Voting control (as a percent)				50.00%	50.00%
Summary of the assets and liabilities which are included in the Company's consolidated financial statements
Current assets	$ 1,409,100	$ 753,259	$ 773,676			$ 67,238,293	$ 33,141,502	$ 0
Current liabilities	$ 458,504	$ 478,694	$ 388,353			$ 46,290,990	$ 20,081,084	$ 0